Significant Events During the Period (Details) - Schedule of Activity in the Investment in SciSparc Shares - SciSparc Shares [Member] $ in Thousands	3 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Activity in the Investment in Scisparc Shares [Abstract]
Balance as of January 1, 2023
Purchase on March 23, 2023	288
Revaluation losses	(90)
Balance as of June 30, 2023	$ 198